Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
Federated files a consolidated federal income tax return. Financial statement tax expense is determined under the liability method.
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2012	2011	2010
Current:
Federal	$78,422	$67,662	$79,273
State	7,430	6,426	8,504
Foreign	6	(56)	(33)
	85,858	74,032	87,744
Deferred:
Federal	23,143	15,996	20,997
State	1,878	1,291	3,210
Foreign	4	(31)	6
Total	$110,883	$91,288	$111,957

The federal net tax effects of timing differences exceeding 5% of the respective year’s pretax income at the statutory federal income tax rate included in Income tax provision on the Consolidated Statements of Income were as follows: $(19.7) million, $(18.7) million and $(11.8) million related to intangible assets in 2012, 2011 and 2010, respectively; $5.1 million related to accrued incentive compensation in 2011; and $(7.3) million related to the recognition of insurance proceeds in 2010.

The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2012	2011	2010
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.1	2.1	2.5
Other	0	0.6	1.0
Effective tax rate (excluding noncontrolling interests)	37.1	37.7	38.5
Income attributable to noncontrolling interests	(1.2)	(0.6)	(1.3)
Effective tax rate per Consolidated Statements of Income	35.9%	37.1%	37.2%

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2012	2011
Deferred Tax Assets
Tax net operating losses	$16,781	$16,481
Other compensation related	6,226	5,843
Unrealized and realized capital losses, net	4,839	7,835
Share-based compensation	3,622	3,405
Deferred income	578	3,500
Write-down of Collateralized Debt Obligation and other investments	169	3,331
Other	1,944	2,560
Total deferred tax assets	34,159	42,955
Valuation allowance	(20,069)	(21,030)
Total deferred tax asset, net of valuation allowance	$14,090	$21,925
Deferred Tax Liabilities
Intangible assets	$92,823	$73,269
Property and equipment	5,323	5,902
State taxes	5,156	3,546
Deferred sales commissions	4,927	3,788
Costs of internal-use software	2,811	2,630
Other	1,595	1,791
Total gross deferred tax liability	$112,635	$90,926
Net deferred tax liability	$98,545	$69,001

At December 31, 2012, the company had deferred tax assets related to state and foreign tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $16.8 million, which will expire through 2032. A valuation allowance has been recognized for $14.8 million (or 99%) of the deferred tax asset for state tax net operating losses, and for $1.8 million (or 95%) of the deferred tax asset for foreign tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses.
At December 31, 2011, the company had deferred tax assets related to state and foreign tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $16.3 million, which will expire through 2031. A valuation allowance has been recognized for $14.3 million (or 99%) of the deferred tax asset for state tax net operating losses, and for $1.7 million (or 94%) of the deferred tax asset for foreign tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses.
In addition, at December 31, 2012 and 2011, Federated had recorded deferred tax assets resulting from capital losses on certain previously held investments in Collateralized Debt Obligations and other investments. The carry-forward period for capital losses, once recognized, is five years. Management currently believes it is more likely than not that Federated will not fully realize these deferred tax assets in the future and therefore has a related valuation allowance balance of $3.5 million and $5.0 million at December 31, 2012 and 2011, respectively.
The company and its subsidiaries file annual income tax returns in the U.S. federal jurisdiction, various U.S. state and local jurisdictions, and in certain foreign jurisdictions. Based upon its review of these filings, there were no material unrecognized tax benefits as of December 31, 2012 or 2011. Therefore, there were no material changes during 2012, and no reasonable possibility of a significant increase or decrease in unrecognized tax benefits within the next twelve months.